Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD VARIABLE INSURANCE FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 26, 2018
International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Portfolio’s advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Investment style risk, which is the chance that returns from non-U.S. growth stocks, and, to the extent that the Portfolio is invested in them, small- and mid-capitalization stocks, will trail returns from global stock markets. Historically, non-U.S. small-and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Portfolio may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Portfolio’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the consumer discretionary sector subjects the Portfolio to proportionately higher exposure to the risks of this sector.

		An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a comparative index, which have investment characteristics similar to those of the Portfolio. Returns for the Indexes shown are adjusted for withholding taxes. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a comparative index, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — International Portfolio
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 27.23% (quarter ended June 30, 2009), and the lowest return for a quarter was –23.31% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
International Portfolio | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	493
1 Year	rr_ExpenseExampleNoRedemptionYear01	40
3 Years	rr_ExpenseExampleNoRedemptionYear03	125
5 Years	rr_ExpenseExampleNoRedemptionYear05	219
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 493
2008	rr_AnnualReturn2008	(44.87%)
2009	rr_AnnualReturn2009	42.57%
2010	rr_AnnualReturn2010	15.79%
2011	rr_AnnualReturn2011	(13.54%)
2012	rr_AnnualReturn2012	20.14%
2013	rr_AnnualReturn2013	23.26%
2014	rr_AnnualReturn2014	(6.05%)
2015	rr_AnnualReturn2015	(0.77%)
2016	rr_AnnualReturn2016	1.93%
2017	rr_AnnualReturn2017	42.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.31%)
1 Year	rr_AverageAnnualReturnYear01	42.60%
5 Years	rr_AverageAnnualReturnYear05	10.80%
10 Years	rr_AverageAnnualReturnYear10	4.67%
International Portfolio | MSCI ACWI ex USA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.84%	[1]
International Portfolio | Spliced International Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.23%	[1]

[1]	Comparative Indexes (reflect no deduction for fees or expenses)